RELATED PARTY TRANSACTIONS (Narrative) (Details) $ / shares in Units, $ in Thousands, $ in Thousands					12 Months Ended
	Apr. 05, 2022 CAD ($) $ / shares shares	Apr. 05, 2022 USD ($) shares	Oct. 21, 2021 shares	Oct. 14, 2021 CAD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Oct. 14, 2021 USD ($) shares	Dec. 31, 2020 shares
Disclosure of transactions between related parties [line items]
Number of shares issued					5,885,000		500,000
Director [Member] | First And Second Tranches [Member]
Disclosure of transactions between related parties [line items]
Number of units acquired					1,566,668
Mr. Lawrence Page [Member]
Disclosure of transactions between related parties [line items]
Outstanding debt				$ 33		$ 27
Number of shares issued				403,665		403,665
Issued price per share | $ / shares				$ 0.0825
Subsequent event [Member] | Butte Valley Property [Member]
Disclosure of transactions between related parties [line items]
Number of shares issued	15,531,130	15,531,130
Issued price per share | $ / shares	$ 0.20
Number of shares received	16,049,444	16,049,444
Proceeds from issuing shares | $	$ 3,106
Payments for exploration and evaluation expenses | $		$ 500
Stock Option Plan [Member] | Top of range [member] | C E O, President And C F O [Member]
Disclosure of transactions between related parties [line items]
Annual base compensation percentage					150.00%
Stock Option Plan [Member] | Bottom of range [member] | C E O, President And C F O [Member]
Disclosure of transactions between related parties [line items]
Annual base compensation percentage					50.00%
Exercise price per share | $ / shares					$ 0.05
Restricted Stock Units (Rsus) [Member] | C E O, President And C F O [Member]
Disclosure of transactions between related parties [line items]
Restricted stock units granted			4,000,000
Merger, sale description			a) one of either the Chaco Bear or Ashton projects, then 50% of the total RSUs that have not vested will be cancelled, or b) both the Chaco Bear or Ashton projects, then 100% of the total RSUs that have not vested will be cancelled.
Restricted stock units vesting period			3 years